POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio|
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Important Notice Regarding Change in Underlying Index and Underlying Index Construction for the PowerShares Water Resources Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX US Water IndexSM will replace the Palisades Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

Accordingly, on that date, the Prospectus is changed as follows:

On page 49, the section titled "PowerShares Water Resources Portfolio—Summary Information—Investment Objective" is deleted and replaced with the following:

Investment Objective

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water IndexSM (the "Underlying Index").

On page 50, the section titled "PowerShares Water Resources Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index was created by, and is a trademark of, NASDAQ OMX Group, Inc. (the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

On page 53, the table under the section titled "PowerShares Water Resources Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2010" is deleted and replaced with the following:

	One Year	Five Years	Since Inception (12/06/05)
Return Before Taxes	13.25%	5.22%	5.00%
Return After Taxes on Distributions	13.04%	5.00%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	4.36%	4.17%
ISE Water Index (reflects no deduction for fees, expenses or taxes)	18.49%	7.82%	7.81%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.26%
Palisades Water Index(1) (reflects no deduction for fees, expenses or taxes)	14.18%	6.93%	6.67%
NASDAQ OMX US Water IndexSM (1) (reflects no deduction for fees, expenses or taxes)	N/A	N/A	N/A

(1) Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water IndexSM. "1 Year," "5 Years" and "Since Inception" performance for the NASDAQ OMX US Water IndexSM is not available because that Index did not commence calculation and publication until July 27, 2011.

Beginning on page 73, the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies—Palisades Water Index" is deleted and replaced with the following:

NASDAQ OMX US Water IndexSM

The Underlying Index for the PowerShares Water Resources Portfolio is comprised of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. Securities eligible for inclusion in the Underlying Index include common stocks, ordinary shares, depositary receipts (both American and Global), depositary shares or limited partnership interests. To be eligible for inclusion in the Underlying Index, a security also must meet the following criteria:

•  as determined by SustainableBusiness.com LLC, the issuer of the security must be classified as participating in the "Green Economy," an environmental and clean energy sector portion of the NASDAQ OMX Green Economy Global Benchmark Index, which includes 350 securities from 13 different environmental sectors;

•  the security must be listed on the NASDAQ, NYSE, or NYSE Amex;

•  one security per issuer is permitted;

•  the security must have a minimum worldwide market capitalization of $50 million; and

•  the security must have a minimum three-month average daily dollar trading volume of $250,000.

The Underlying Index is a modified liquidity-weighted index. The value of the Underlying Index equals the aggregate value of the share weights of each of the securities in the Underlying Index multiplied by each such security's last sale price and divided by the divisor of the Underlying Index.

Each quarter, the Index Provider rebalances the Underlying Index such that the maximum weight of any security does not exceed 8% of the Underlying Index, while at no time permitting more than five securities to reach that 8% cap. The excess percentage above the cap of any such capped security is distributed proportionally across the remaining securities. If, after redistribution, the weighting of any of the five highest-weighted securities is below 8%, these securities will not be capped. Any remaining securities in excess of 4% of the Underlying Index are capped at 4%, and the excess weight is redistributed proportionally across the remaining index securities. The Index Provider repeats the process, if necessary, to derive final weights.

The modified liquidity-weighting methodology is applied to the three-month average daily dollar trading volume of each component security as of the close of trading on the last trading day in February, May, August and November. The Index Provider calculates the component securities, multiplying the weight of the security derived above by the aggregate averaged daily dollar trading volume and dividing that value for each security by its corresponding last sale price. The changes to the Underlying Index are effective after trading on the third Friday in March, June, September and December.

The Index Provider annually evaluates the component securities in April. Additions or deletions from the Underlying Index become effective after the close of trading on the last Friday in April. If a security no longer meets the above eligibility criteria, the Index Provider will remove the security from the Underlying Index and will not replace it.

The third full paragraph on page 114 under the section titled "Index Providers" is deleted and replaced with the following:

NASDAQ OMX Group, Inc. ("NASDAQ OMX Group") is the Index Provider for the PowerShares Water Resources Portfolio. NASDAQ OMX Group is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the NASDAQ OMX Group to use the Underlying Index. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.

The Underlying Index for the Fund listed in the table on page 114 under the section titled "Index Providers" is deleted and replaced with the following:

NASDAQ OMX US Water IndexSM

The tenth and eleventh sentences of the first paragraph on page 115 under the section titled "Disclaimers" are deleted and replaced with the following:

The NASDAQ OMX US Water IndexSM is a trademark of NASDAQ OMX Group, Inc. ("NASDAQ OMX Group") and has been licensed for use by the Adviser.

The second paragraph on page 115 under the section titled "Disclaimers" is deleted and replaced with the following:

None of the Funds are sponsored, endorsed, sold or promoted by ISBC, Cleantech, Dorsey Wright, Halter Financial, Red Rocks, Lux, Morningstar, S&P, NASDAQ OMX Group, WilderShares or WilderHill, as the case may be, and none of ISBC, Cleantech, Dorsey Wright, Halter Financial, Red Rocks, Lux, Morningstar, S&P, NASDAQ OMX Group, WilderShares or WilderHill makes any representation regarding the advisability of investing in Shares of these Funds.

The fourth full paragraph beginning on page 121 and first full paragraph on page 122 under the section titled "Disclaimers" are deleted and replaced with the following:

The PowerShares Water Resources Portfolio is not sponsored, endorsed, sold or promoted by NASDAQ OMX Group or its affiliates (NASDAQ OMX Group, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX US Water IndexSM, to track general stock market performance. The Corporations' only relationship to PowerShares ("Licensee") is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, NASDAQ OMX US Water IndexSM, trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX US Water IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ OMX US Water IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SUCH FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-SPECIALTY-PRO-STK-1 12/30/11

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2011

Important Notice Regarding Change in Underlying Index for the PowerShares Water Resources Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX US Water IndexSM will replace the Palisades Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

Accordingly, on that date, the Statement of Additional Information is changed as follows:

The Underlying Index for the Fund listed in the table on page 60 under the section titled "Management—Index Providers" is deleted and replaced with the following:

NASDAQ OMX US Water IndexSM

The fourth and fifth paragraphs on page 62 under the section titled "Management—Disclaimers" are deleted and replaced with the following:

The only relationship that NASDAQ OMX Group, Inc. ("NASDAQ OMX Group") has with the Adviser or Distributor of PowerShares Water Resources Portfolio in connection with PowerShares Water Resources Portfolio is that NASDAQ OMX Group has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of PowerShares Water Resources Portfolio. NASDAQ OMX Group has no obligation to take the specific needs of the Adviser, Distributor or owners of PowerShares Water Resources Portfolio into consideration in the determination and calculation of the Underlying Index. NASDAQ OMX Group is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of PowerShares Water Resources Portfolio. NASDAQ OMX Group does not have any obligation or liability in connection with the administration, marketing or trading of PowerShares Water Resources Portfolio.

PowerShares Water Resources Portfolio is not sponsored, endorsed, sold or promoted by NASDAQ OMX Group or its affiliates (NASDAQ OMX Group, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX US Water IndexSM to track general stock market performance. The Corporations' only relationship to the Adviser ("Licensee") is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, NASDAQ OMX US Water IndexSM trade/service marks, and certain trade names of the Corporations and the use of the NASDAQ OMX US Water IndexSM which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund. NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the NASDAQ OMX US Water IndexSM. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX US WATER INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Please Retain This Supplement For Future Reference.

P-PS-SPECIALTY-SAI-STK-1 12/30/11